Average Annual Total Returns	12 Months Ended	50 Months Ended	60 Months Ended	120 Months Ended	289 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	8.27% [1]	4.73%	5.20%
T. Rowe Price International Equity Index Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.40%		4.81%	5.26%
Performance Inception Date					Nov. 30, 2000
T. Rowe Price International Equity Index Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.71%		4.21%	4.64%
T. Rowe Price International Equity Index Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.50%		3.76%	4.15%
T. Rowe Price International Equity Index Fund - Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.69%	8.32%
Performance Inception Date		Nov. 02, 2020

[1]	Return since 11/2/20.